Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Collateralized Transactions
U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations	¥ 3,397	¥ 3,842